Note 7 - Long-term Debt and Notes Payable - Long-term Debt (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Long-term debt	$ 4,853,451	$ 5,165,566
Less current installments	324,840	312,109
Long-term debt, excluding current installments	4,528,611	4,853,457
Virginia Real Estate Loan [Member]
Long-term debt	3,899,076	4,119,850
North Carolina Real Estate Loan [Member]
Long-term debt	$ 954,375	$ 1,045,716